GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.6 Schedule 8

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
XXXX	XXXXXX	XXXXXXX		XXXX	1	1	1	1	1	1	1	1
XXXX	XXXXXXX	XXXXXXX		XXXX	1	1	1	1	1	1	1	1